Significant Concentrations	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Significant Concentrations
Note 15. Significant Concentrations
One customer accounted for approximately 23% and 21% of revenue for the years ended December 31, 2021 and 2020, respectively. No other customers represented more than 10% of revenue for the years ended December 31, 2021 and 2020.

One vendor accounted for approximately 11% of purchases for the year ended December 31, 2021. No other vendors represented more than 10% of purchases for the years ended December 31, 2021 and 2020.
As of December 31, 2021, two customers accounted for approximately 32% and 25% of accounts receivable. As of December 31, 2020, two customers accounted for approximately 32% and 10% of accounts receivable. No other customers represented more than 10% of outstanding accounts receivable as of December 31, 2021 and December 31, 2020.
As of December 31, 2021, two vendors accounted for approximately 18% and 11% of accounts payable. As of December 31, 2020, five vendors accounted for approximately 18%, 15%, 15%, 11% and 10% of accounts payable. No other vendors represented more than 10% of outstanding accounts payable as of December 31, 2021 and December 31, 2020.